Unique LoanID	Type	Exception	Comments	Eligible For Predatory Testing - Unable to Test	Date Reported By JCIII	Date Cure Provided	Document Name	Cured	Issue With Cure Doc	Unable To Cure	Pending JCIII Review	Seller Comments	JCIII Additional Comments
4000004	Compliance	GFE2 Reason(s) for interest rate-related revision(s) not documented
GFE2 dated 08/03/2012 reflects an undocumented increase in interest rate from 4.0% to 4.5%.  Also, GFE2 dated 08/03/2012 reflects an undocumented decrease in Credit for interest rate from ($27,630) to ($3,992.52) therefore an undocumented increase in Adjusted Origination charges from $895 to $24,532.47.
					2/18/2014	2/23/2014	COC		YES				COC letter provided does not state acceptable reason for changed in fees.
4000004	Compliance	No tolerance fees increased at closing (Adjusted Origination Charges)	No tolerance fees increased at closing: Adjusted Origination charges increased from most recent binding GFE dated 07/05/2012; Adjusted Origination disclosed as $895 increased at closing to $1390.02		2/18/2014	2/23/2014	COC		YES				COC letter provided does not state acceptable reason for changed in fees.
4000004	Compliance	No tolerance fees increased at closing (Credit or Charge for Interest Rate)	No tolerance fees increased at closing: Credit for Interest Rate disclosed on the most recent binding GFE dated 07/05/2012 of ($27,630) but final HUD discloses a credit of ($14,353.77).		2/18/2014	2/23/2014	COC		YES				COC letter provided does not state acceptable reason for changed in fees.
4000084	Compliance	HUD-1 Missing	N/A	YES	7/23/2014	4/10/2018	HUD		YES				HUD provided is not signed by borrower
4000119	Current	Missing Mod1	N/A		11/30/2015	12/2/2015			YES			Missing lender signature is not material	Incomplete due to missing lender signature.
4000120	Current	Mod1 Incomplete
Incomplete due to missing lender signature. Tape states rate of 6.5% and deferment of $0 however the mod states a rate of 7% and deferment of $45. Unable to determine reason for variances. Lender will reduce rate by 1/4 of 1% if borrower signs up for EZ Pay.
					11/30/2015	12/9/2015			YES			The loan was transferred to XXX with 6.5% with no backup documentation. XXX is reaching out to XXX (prior servicer) to receive documentation
4000118	Compliance	HUD-1 Incomplete	Final HUD incomplete due to not being signed by the borrower.	YES	3/27/2015
4000083	Compliance	HUD-1 Incomplete	Final HUD is incomplete due to not being signed by the borrower.	YES	7/23/2014
4000074	Compliance	HUD-1 Incomplete	Final HUD-1 in file is only executed by the settlement agent, not by the borrower.	YES	6/11/2014
4000001	Compliance	Finance Charge underdisclosed >$35 for Refinance
Finance charges under disclosed by $485.50 which exceeds the $35.00 tolerance for Refinance transactions. Unable to apply the $725.50 lender credit on line 204 of the HUD due to missing the credit itemization.
12/5/2013
4000030	Compliance	Increase in 10% tolerance fees exceeds 10%
HUD 10% tolerance fees increased more than allowed: Total fees subject to 10% tolerance were disclosed in the amount of $1743.5 and the total collected was $1476.5, resulting in an increase of $267 or 18.08%.
3/17/2014
4000048	Compliance	HUD-1 Incomplete	HUD Incomplete due to page 1 being illegible.	NO	3/17/2014
4000108	Compliance	HUD-1 Incomplete	Incomplete HUD due to top of page 2 being cut off, fees were able to be input.	NO	3/27/2015
4000033	Compliance	HUD-1 Missing	N/A	NO	3/20/2014
4000033	Compliance	TIL Missing	N/A	NO	3/20/2014
4000036	Compliance	TIL Missing	N/A	NO	3/14/2014
4000040	Compliance	HUD-1 Missing	N/A	NO	3/20/2014
4000040	Compliance	TIL Missing	N/A	NO	3/20/2014
4000046	Compliance	HUD-1 Missing	N/A	NO	3/20/2014
4000046	Compliance	TIL Missing	N/A	NO	3/20/2014
4000047	Compliance	HUD-1 Missing	N/A	YES	3/16/2014
4000047	Compliance	TIL Missing	N/A	YES	3/16/2014
4000075	Compliance	Evidence of Single Premium Credit Insurance Without Disclosure	N/A		6/18/2014
4000083	Compliance	TIL Missing	N/A	YES	7/23/2014
4000084	Compliance	TIL Missing	N/A	YES	7/23/2014
4000117	Compliance	HUD-1 Missing	N/A	YES	3/31/2015	3/31/2015		YES
4000117	Compliance	Initial GFE Missing	N/A		3/31/2015
4000117	Compliance	TIL Missing	N/A	YES	3/31/2015
4000041	Compliance	TIL Incomplete	TIL was signed by borrower at closing, however, reflects estimated APR, Finance Charge, Amount Financed, and Total Payment figures.	YES	3/19/2014